PREPAID EXPENSES AND OTHER CURRENT ASSETS (Q2) (Tables)	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):
	June 30, 2022	December 31, 2021
Prepaid insurance	$1,865	$ 15
Other prepaid expenses	788	912
Deposits	89	—
	$2,742	$927